Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 219,081,000		$ 18,698,000
Restricted cash	383,000
Accounts receivable, net of allowance for doubtful accounts of $27 as of December 31, 2021 and $185 as of December 31, 2020	13,842,000		5,913,000
Inventory, net	9,080,000		2,900,000
Prepaid expenses and other current assets	5,648,000		2,465,000
Total current assets	248,034,000		29,976,000
Property and equipment, net	11,090,000		2,169,000
Intangible assets, net	96,285,000		1,088,000
Goodwill	115,206,000		1,739,000
Other assets and deposits	270,000		154,000
Total assets	470,885,000		35,126,000
Liabilities and stockholders’ equity
Accounts payable	5,441,000		4,554,000
Accrued expenses and other current liabilities	18,643,000		2,522,000
Intangible asset contract liability	5,516,000		2,270,000
Deferred revenue	1,840,000		1,665,000
Simple agreements for future equity (“SAFEs”)			102,700,000
Current debt obligations	2,275,000		8,488,000
Total current liabilities	33,715,000		122,199,000
Long-term debt, net of current portion	5,618,000		12,345,000
Warrant liability	100,467,000
Intangible asset contract liability, net of current portion	12,452,000		400,000
Deferred tax liabilities, non-current	21,164,000
Other long-term liabilities	5,612,000		1,674,000
Total liabilities	179,028,000		136,618,000
Preferred stock, value
Additional paid-in capital	514,891,000		43,155,000
Accumulated deficit	(200,416,000)		(153,264,000)
Accumulated other comprehensive loss	(1,443,000)		(209,000)
Total Shareholders’ Equity	313,046,000		(110,312,000)
Noncontrolling interest	(21,189,000)		8,820,000
Total stockholders’ equity (deficit)	291,857,000		(101,492,000)
Shareholders’ Equity
Total liabilities and stockholders’ equity	470,885,000		35,126,000
Thunder Bridge Acquisition II, Ltd.
Current assets:
Cash and cash equivalents		$ 75,728	133,695	$ 497,549
Total current assets		168,791	193,025	928,843
Total assets		349,760,550	349,776,163	348,389,695
Liabilities and stockholders’ equity
Total current liabilities		59,585,407	98,108,544	23,429,146
Total liabilities		71,660,407	110,183,544	35,504,146
Preferred stock, value
Additional paid-in capital
Accumulated deficit		(71,492,479)	(109,991,382)	(34,576,166)
Total Shareholders’ Equity		(71,491,616)	(109,990,519)	(34,575,303)
Current Liabilities
Accounts payable and accrued expenses		1,033,032	626,750	41,731
Warrant liability		57,614,968	97,181,794	23,387,415
Promissory note payable – related party		937,407	300,000
Deferred underwriting fee payable		12,075,000	12,075,000	12,075,000
Ordinary shares subject to possible redemption		349,591,759	349,583,138	347,460,852
Shareholders’ Equity
Total liabilities and stockholders’ equity		349,760,550	349,776,163	348,389,695
Current assets
Prepaid expenses		93,063	59,330	431,294
Other assets
Cash and marketable securities held in Trust Account		349,591,759	349,583,138	347,460,852
Class A Common Stock
Liabilities and stockholders’ equity
Common stock value	11,000		3,000
Class A Common Stock | Thunder Bridge Acquisition II, Ltd.
Liabilities and stockholders’ equity
Common stock value
Class V Common Stock
Liabilities and stockholders’ equity
Common stock value	$ 3,000		3,000
Class B Common Stock | Thunder Bridge Acquisition II, Ltd.
Liabilities and stockholders’ equity
Common stock value		$ 863	$ 863	$ 863